Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of sales	0	0	0	0	0	0
Gross profit	0	0	0	0	0	0
Operating expenses:
Selling, general and administrative	450,000	1,686,000	3,329,000	5,489,000	6,541,000	10,849,000
Research and development	149,000	185,000	483,000	681,000	861,000	784,000
Impairment of capitalized cost				342,000	357,000
Impairment of development costs		342,000		342,000
Stock compensation to related party (see Note 9)						4,879,000
Total operating expenses	599,000	2,213,000	3,812,000	6,512,000	7,759,000	16,512,000
Operating loss from continuing operations	(599,000)	(2,213,000)	(3,812,000)	(6,512,000)	(7,759,000)	(16,512,000)
Other income (expense), net	(196,000)	(116,000)	(363,000)	(55,000)	(224,000)	88,000
Loss from continuing operations	(795,000)	(2,329,000)	(4,175,000)	(6,567,000)	(7,983,000)	(16,424,000)
Discontinued operations:
Income (loss) from discontinued operations					(10,000)	498,000
Impairment of goodwill						(555,000)
Total loss from discontinued operations					(10,000)	(57,000)
Net loss	(795,000)	(2,329,000)	(4,175,000)	(6,567,000)	(7,993,000)	(16,481,000)
Preferred stock dividends	1,000	(13,000)	93,000	(60,000)	(75,000)	(221,000)
Beneficial conversion dividend on preferred stock	(2,506,000)	(10,168,000)	(6,990,000)	(15,063,000)	(17,234,000)
Net loss attributable to common stockholders	$ (3,300,000)	$ (12,510,000)	$ (11,072,000)	$ (21,690,000)	$ (25,302,000)	$ (16,702,000)
Loss from continuing operations per common share attributable to common stockholders (in Dollars per share)					$ (4.60)	$ (10.85)
Loss from discontinued operations per common share (in Dollars per share)						$ (0.04)
Loss per common share attributable to common stockholders – basic and diluted (in Dollars per share)	$ (0.20)	$ (2.14)	$ (0.74)	$ (4.81)	$ (4.60)	$ (10.89)
Weighted average shares outstanding – basic and diluted (in Shares)	16,203	5,852	14,929	4,505	5,495	1,540